ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS (Details)			12 Months Ended
	Dec. 13, 2016 shares	Oct. 23, 2014 HKD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Apr. 01, 2022	Aug. 02, 2017	Jun. 30, 2016 USD ($)	Oct. 26, 2015 shares	Dec. 02, 2014 shares	Jul. 27, 2014
Common stock shares issued | shares			19,837,642	19,837,642					21,526,747
Cash consideration								$ 270,000
Net loss			$ (2,811,094)	$ (216,505,881)	$ (12,002,940)
Net stockholders' equity			(5,280,267)	(2,652,421)
Net current liabilities			4,307,188	$ 3,770,290
Amount of current liabilities exceeds current assets			3,536,000
Specific allowance for lease payment receivables for COVID-19			$ 119,067,356
Jinshang Leasings [Member]
Percentage of acquired the equity capital										100.00%
Common stock shares issued | shares										30,000,000
Ms. Wenyu Li [Member]
Percentage of individual beneficially owning								8.10%
Wang Hong
Percentage of acquired the equity capital											100.00%
Ruikai Taifu
Percentage of acquired the equity capital			60.00%
Zhongrui Xuikai
Percentage of acquired the equity capital			71.43%			71.43%
Freeman FinTech Corporation [Member]
Agreement to transfer ordinary shares | shares	13,440,000
Percentage of owned subsidiary	67.00%
Spectacular Bid Limited [Member]
Percentage of owned subsidiary							67.00%
Full Shine [Member]
Business incorporation cost		$ 1
Former [Member] | Holdco [Member]
Percentage of acquired the equity capital									78.00%
Former [Member] | Sino
Percentage of acquired the equity capital									22.00%
Wins Finance Group Limited ("WFG")
Percentage of shareholders exchanged									100